LOANS RECEIVABLE - Troubled Debt Restructuring Modifications (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 Loan	Sep. 30, 2012 Loan
Troubled debt restructuring modifications
Number of Loans	51	50
Recorded Investment Prior to Modification	$ 50,954	$ 51,819
Recorded Investment After Modification	48,263	49,056
Increase in ALLL or Charge-offs	177	1,425
Residential properties [Member]
Troubled debt restructuring modifications
Number of Loans	20	8
Recorded Investment Prior to Modification	7,716	2,089
Recorded Investment After Modification	7,658	2,054
Increase in ALLL or Charge-offs	19
Residential Held For Sale [Member]
Troubled debt restructuring modifications
Number of Loans
Recorded Investment Prior to Modification
Recorded Investment After Modification
Increase in ALLL or Charge-offs
Commercial real estate [Member]
Troubled debt restructuring modifications
Number of Loans	3	5
Recorded Investment Prior to Modification	1,471	14,517
Recorded Investment After Modification	1,338	13,708
Increase in ALLL or Charge-offs	133	1,007
Construction and Development [Member]
Troubled debt restructuring modifications
Number of Loans	25	36
Recorded Investment Prior to Modification	25,511	32,213
Recorded Investment After Modification	25,511	31,794
Increase in ALLL or Charge-offs		418
Commercial loans [Member]
Troubled debt restructuring modifications
Number of Loans	1	1
Recorded Investment Prior to Modification	16,251	3,000
Recorded Investment After Modification	13,751	1,500
Increase in ALLL or Charge-offs	25
Installment [Member]
Troubled debt restructuring modifications
Number of Loans	2
Recorded Investment Prior to Modification	5
Recorded Investment After Modification	5
Increase in ALLL or Charge-offs